[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

October 1, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Gabelli Global Mini MitesTM Fund (the “Fund”), a series of

GAMCO Global Series Funds, Inc. (the “Company”)

File Nos. 033-66262/811-07896

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification, on behalf of the Company, that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 44 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 1, 2018 (Accession # 0001193125-18-289286).

If you have any questions concerning this filing, you may contact me at (617) 573-4836.

Very truly yours,

/s/ Kenneth E. Burdon, Esq.

Kenneth E. Burdon, Esq.

cc:	B. Alpert – Gabelli Funds, LLC

A. Mullady – Gabelli Funds, LLC

A. Mango – Gabelli Funds, LLC

A. Ward

A. Lonergan